Commitments and Contingencies - Future Commitments Including Minimum Royalty Payments Due in the Next Five Years (Details) $ in Thousands	Jun. 30, 2019 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	$ 480,152
2020
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	261,006
2021
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	28,931
2022
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	29,565
2023
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	30,163
2024
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	30,804
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	$ 99,683